Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended										12 Months Ended
	Jan. 31, 2014 Customer	Jan. 31, 2013 Customer	Jan. 31, 2012 Customer	Jan. 31, 2014 Stock Option [Member]	Jan. 31, 2013 Stock Option [Member]	Jan. 31, 2012 Stock Option [Member]	Jan. 31, 2014 Nonvested Shares [Member]	Jan. 31, 2013 Nonvested Shares [Member]	Jan. 31, 2012 Nonvested Shares [Member]	May 30, 2012 Costa Fortuna [Member]	Jan. 31, 2014 Software and licenses [Member]	Jan. 31, 2013 Software and licenses [Member]	Jan. 31, 2012 Software and licenses [Member]	Jan. 31, 2014 Minimum [Member]	Jan. 31, 2014 Maximum [Member]
Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership														20.00%	50.00%
Percentage of stock acquired										100.00%
Net foreign currency transaction losses	$ (55,000)	$ (1,228,000)	$ (310,000)
Finished goods	4,000,000	3,200,000
Supplies	34,700,000	41,900,000
Raw materials	3,100,000	1,800,000
Depreciation expense	54,900,000	57,400,000	55,000,000
Depletion expense		2,900,000
Estimated useful lives of amortizable intangible assets											3 years	3 years	3 years	3 years	35 years
Number of customers accounted for more than 10% of consolidated revenues	0	0	0
Financing obligations for software licenses	11,558,000	18,387,000									2,747,000	2,747,000	1,300,000
Antidilutive securities excluded from weighted average shares				1,311,764	1,285,303	1,133,211	292,423	275,666	226,919
Method used to determine the fair value of share-based compensation granted	The fair value of share-based compensation granted in the form of stock options is determined using a lattice valuation model. In addition, Layne granted certain market based awards during the first, second and third quarters of FY2014, which were valued using the Monte Carlo simulation model.
Research and development costs	$ 200,000	$ 300,000	$ 1,600,000